UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/08

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti           Buffalo Grove, IL             08/12/08

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     22
Form 13F Information Table Value Total:                $78,301
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/08


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----
Agrium Inc            COM            008916108    1860    17300     SH           Sole                            17300
Burlington Northern
  Santa Fe 	      COM            12189T104    4645    46500     SH           Sole                            46500
Claymore BRIC         BNY BRI&C PTF  18383M100    4016    81300     SH           Sole                            81300
Companhia Vale Do Rio SPONSORED ADR  204412209    1626    45400     SH           Sole                            45400
Flowers Foods Inc     COM            343498101     459    16200     SH           Sole                            16200
General
  Dynamics Corp       COM            369550108    5672    67366     SH           Sole                            67366
Gerdau
  Ameristeel Corp     COM            37373p105    1046    54200     SH           Sole                            54200
Haemonetics
  Corporation         COM            405024100     322     5800     SH           Sole                             5800
IBM Corp	      COM	     459200101	  7479	  63100	    SH		 Sole				 63100
Mechel Oao ADS        SPONSORED ADR  583840103    5075   102450     SH           Sole                           102450
Midcap Spdr Tr
  Ut Ser 1            UNIT SER 1     595635103    9538    64100     SH           Sole                            64100
Partner Commun
  Co Lt               ADR            70211m109     762    32100     SH           Sole                            32100
PowerShares DB
  Agriculture Fun     DB Agricult FD 73936b408	   671	  16500	    SH		 Sole				 16500
Powershares QQQ Tr    DYNAMIC MKT PT 73935a104    4115    91100     SH           Sole                            91100
Stericycle Inc        COM            858912108    4115    79600     SH           Sole                            79600
Techne Corp           COM            878377100    1231    15900     SH           Sole                            15900
Technology SPDR       SBI INT-TECH   81369Y803    2362   103100     SH           Sole                           103100
Thermo Fisher
  Scientific          COM            883556102    3349    60100     SH           Sole                            60100
Waste Connections Inc COM            941053100    3325   104125     SH           Sole                           104125
iPath DJ-AIG
  Cmmdties Indx       DJAIG CMTDY 36 06738C778    7557   105671     SH           Sole                           105671
iShares MSCI EAFE     MSCI EAFE IDX  464287465    5969    86916     SH           Sole                            86916
iShares MSCI
  Emerging Mkts       MSCI EMERG MKT 464287234    3107    22891     SH           Sole                            22891
REPORT SUMMARY                   22 DATA RECORDS 78301           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
